Description of Business and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)				3 Months Ended								12 Months Ended
	Dec. 22, 2017	Jan. 23, 2017	Sep. 21, 2016	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Oct. 01, 2018
Description of Business and Summary of Significant Accounting Policies [Line Items]
Proceeds from sale of HH&B													$ 1,005,900,000
Gain on sale of HH&B								$ 2,200,000	$ 190,600,000				$ 192,800,000
Percentage of FIFO Inventory				31.00%				32.00%				31.00%	32.00%
Interest Costs, Capitalized During Period												$ 8,200,000	$ 7,000,000	$ 7,600,000
Percentage of our mill assets as measured at cost with a life of 25 years or less												90.00%
Finite-Lived Intangible Assets, Useful Life												16 years 7 months 6 days
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												3 years
Asset Retirement Obligation				$ 72,900,000				$ 70,500,000				$ 72,900,000	70,500,000
Deferred maintenance costs				83,400,000				80,800,000				83,400,000	80,800,000
Foreign Currency Transaction Gain, after Tax												12,200,000	4,300,000	(6,500,000)
Pension and other postretirement non-service income (expense)										$ (28,700,000)		95,300,000	51,800,000	(286,000,000)
Cost of goods sold				3,304,600,000	$ 3,270,400,000	$ 3,227,600,000	$ 3,120,500,000	3,288,700,000	$ 3,004,200,000	2,987,300,000	$ 2,861,300,000	12,923,100,000	12,141,500,000	11,438,900,000
Selling, general and administrative, excluding intangible amortization												1,546,600,000	1,457,200,000	1,437,700,000
Pension lump sum settlement								3,900,000		$ 28,700,000
Pension risk transfer expense			$ 370,700,000
Accounting Standards Update 2017-07 | Difference Between Guidance In Effect Before And After ASU201707 [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Pension and other postretirement non-service income (expense)												95,300,000	51,800,000	286,000,000
Cost of goods sold												42,000,000	26,800,000	26,400,000
Selling, general and administrative, excluding intangible amortization												53,300,000	57,600,000	58,300,000
Pension lump sum settlement													32,600,000
Pension risk transfer expense														370,700,000
ASU 2016-15 and 2016-18 [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Decrease in cash provided by operating activities												489,700,000	436,700,000	465,100,000
Increase in cash provided by investing activities												$ 483,800,000	417,100,000	$ 483,300,000
Home, Health and Beauty Business [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Proceeds from sale of HH&B		$ 1,025,000,000
Foreign Pension Liabilities Divested Due to Sale of Business		$ 25,000,000
Gain on sale of HH&B													192,800,000
Minimum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Accounts Receivable, Approximate Range Receivables Due, Days												30 days
Finite-Lived Intangible Assets, Useful Life												1 year
Minimum [Member] | ASU 2014-09 [Member] | Subsequent Event [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Estimated transition adjustment of accelerated revenue to be recorded to opening balance of retained earnings															$ 175,000,000
Minimum [Member] | Building and Building Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												15 years
Minimum [Member] | Machinery and Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												3 years
Minimum [Member] | Transportation Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												3 years
Minimum [Member] | Leasehold Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												3 years
Maximum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Accounts Receivable, Approximate Range Receivables Due, Days												60 days
Finite-Lived Intangible Assets, Useful Life												40 years
Maximum [Member] | ASU 2014-09 [Member] | Subsequent Event [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Estimated transition adjustment of accelerated revenue to be recorded to opening balance of retained earnings															$ 225,000,000
Maximum [Member] | Building and Building Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												40 years
Maximum [Member] | Machinery and Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												25 years
Maximum [Member] | Transportation Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												8 years
Maximum [Member] | Machinery and Equipment, Mills [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												44 years
Maximum [Member] | Cost of Our Mill Machinery and Equipment with a Life of 25 Years or Less
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												25 years
Maximum [Member] | Leasehold Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life												10 years
Restricted Stock, Non-Employee Directors [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year
Foreign Exchange Contract [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Derivative, Notional Amount				356,000,000				47,800,000				$ 356,000,000	47,800,000
Interest Rate Contract [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Derivative, Notional Amount				0				0				0	0
Commodity Contract [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Derivative, Notional Amount				$ 0				$ 0				$ 0	$ 0